Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Statement [line items]
Disclosure of marketable securities commodities deposits derivative instruments and cash
15. Marketable securities, commodities, time deposits, derivative financial instruments, and cash and cash equivalents
Marketable securities, commodities, time deposits and derivative financial instruments
(USD millions)	2018	2017

Debt securities	325	328

Fund investments	35	34

Total marketable securities	360	362

Commodities	104	106

Time deposits and short-term investments with original maturity more than 90 days	2 087	125

Derivative financial instruments	130	31

Accrued interest on debt securities, time deposits and short-term investments	12	1

Total marketable securities, commodities, time deposits and derivative financial instruments	2 693	625

The following table provides a breakdown of debt securities by currency:
(USD millions)	2018	2017

US dollar (USD)	302	303

Euro (EUR)	12	14

Japanese yen (JPY)	11	11

Total debt securities	325	328

Cash and cash equivalents
(USD millions)	2018	2017

Current accounts	3 121	2 970

Time deposits and short-term investments with original maturity less than 90 days	10 150	5 890

Total cash and cash equivalents	13 271	8 860